Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the years ended December 31,
	2018	2017	2016

Current	113,088	406,975	543,914
Deferred	(69,898)	27,907	(7,527)
Total provision for income taxes	$43,190	$434,882	$536,387

Schedule of effective tax rate
	For the years ended December 31,
	2018	2017	2016

PRC statutory rates	25.0%	25.0%	25.0%
Preferential tax rates	(9.9)%	(15.0)%	(10.0)%
R&D credits	(12.7)%	(2.0)%	(1.8)%
Permanent difference and others	0.3%	2.0%	0.2%
Effective tax rate	$2.7%	$10.0%	$13.4%

Schedule of deferred tax assets
	As of December 31,
	2018	2017

Deferred tax assets:
Provision for doubtful accounts	$37,042	$5,571
Depreciation and amortization	50,374	15,800
Total deferred tax assets	$87,416	$21,371

Schedule of taxes payable
	As of December 31,
	2018	2017

Income taxes payable	$642,215	$864,807
VAT and other tax payable	225,395	388,438
Totals	$867,610	$1,253,245